UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Classes G, G1 and L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	38.89%
Large Cap Equity	23.03
International Equity	17.23
Mid Cap Equity	9.86
Small Cap Equity	5.88
Fixed Interest Contract	5.11
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,037.47	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.12
Class G1
Actual	$1,000.00	$1,037.21	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.62
Class L
Actual	$1,000.00	$1,036.15	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.37
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Class G shares, 0.72% for the Class G1 shares and 0.87% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	38.94%
Large Cap Equity	22.98
International Equity	17.26
Mid Cap Equity	9.84
Small Cap Equity	5.87
Fixed Interest Contract	5.11
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,037.93	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.17
Class G1
Actual	$1,000.00	$1,037.52	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.67
Class L
Actual	$1,000.00	$1,036.66	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Class G shares, 0.73% for the Class G1 shares and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	38.96%
Large Cap Equity	23.05
International Equity	17.17
Mid Cap Equity	9.84
Small Cap Equity	5.87
Fixed Interest Contract	5.11
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,037.64	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.12
Class G1
Actual	$1,000.00	$1,037.61	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.62
Class L
Actual	$1,000.00	$1,036.73	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.37
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Class G shares, 0.72% for the Class G1 shares and 0.87% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	29.94%
Large Cap Equity	26.82
International Equity	21.46
Mid Cap Equity	11.46
Small Cap Equity	7.42
Fixed Interest Contract	2.90
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,036.56	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.32
Class G1
Actual	$1,000.00	$1,036.01	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.82
Class L
Actual	$1,000.00	$1,035.09	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.21%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.30%
International Equity	26.12
Bond	20.27
Mid Cap Equity	12.95
Small Cap Equity	9.06
Fixed Interest Contract	1.30
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,034.79	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.42
Class G1
Actual	$1,000.00	$1,033.85	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.92
Class L
Actual	$1,000.00	$1,033.96	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.67
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Class G shares, 0.78% for the Class G1 shares and 0.73% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.23%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.33%
International Equity	29.87
Mid Cap Equity	13.84
Bond	13.09
Small Cap Equity	10.42
Fixed Interest Contract	0.45
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,032.14	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.47
Class G1
Actual	$1,000.00	$1,031.39	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.97
Class L
Actual	$1,000.00	$1,031.80	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.52
* Expenses are equal to the Fund's annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.68%
International Equity	32.37
Mid Cap Equity	13.97
Small Cap Equity	11.29
Bond	9.64
Fixed Interest Contract	0.05
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,030.88	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.47
Class G1
Actual	$1,000.00	$1,031.07	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.97
Class L
Actual	$1,000.00	$1,030.53	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
International Equity	33.95%
Large Cap Equity	31.90
Mid Cap Equity	13.70
Small Cap Equity	11.86
Bond	8.59
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,030.87	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.42
Class G1
Actual	$1,000.00	$1,030.47	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.92
Class L
Actual	$1,000.00	$1,031.66	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Class G shares, 0.78% for the Class G1 shares and 0.71% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
International Equity	35.33%
Large Cap Equity	31.00
Mid Cap Equity	13.31
Small Cap Equity	12.31
Bond	8.05
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Class G
Actual	$1,000.00	$1,030.71	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.42
Class G1
Actual	$1,000.00	$1,030.03	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.92
Class L
Actual	$1,000.00	$1,031.00	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.37
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Class G shares, 0.78% for the Class G1 shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,162,007	Great-West Bond Index Fund Institutional Class(a)	$ 42,036,274

TOTAL BOND MUTUAL FUNDS — 38.90% (Cost $41,026,138)		$ 42,036,274
EQUITY MUTUAL FUNDS
1,722,002	Great-West International Index Fund Institutional Class(a)	14,637,016
2,601,720	Great-West S&P 500® Index Fund Institutional Class(a)	24,898,465
1,164,433	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,654,564
713,844	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,360,347
424,505	Northern Emerging Markets Equity Index Fund	3,990,347

TOTAL EQUITY MUTUAL FUNDS — 56.03% (Cost $59,402,239)		$ 60,540,739
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,519,578 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,519,578

TOTAL FIXED INTEREST CONTRACT — 5.11% (Cost $5,519,578)		$ 5,519,578
TOTAL INVESTMENTS — 100.04% (Cost $105,947,955)		$108,096,591
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (45,629)
TOTAL NET ASSETS — 100.00%		$108,050,962
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,783,728	Great-West Bond Index Fund Institutional Class(a)	$28,115,652

TOTAL BOND MUTUAL FUNDS — 38.96% (Cost $27,823,824)		$28,115,652
EQUITY MUTUAL FUNDS
1,152,266	Great-West International Index Fund Institutional Class(a)	9,794,261
1,734,130	Great-West S&P 500® Index Fund Institutional Class(a)	16,595,628
776,261	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,102,786
475,876	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,240,055
283,546	Northern Emerging Markets Equity Index Fund	2,665,327

TOTAL EQUITY MUTUAL FUNDS — 55.97% (Cost $42,902,920)		$40,398,057
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,689,932 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,689,932

TOTAL FIXED INTEREST CONTRACT — 5.11% (Cost $3,689,932)		$ 3,689,932
TOTAL INVESTMENTS — 100.04% (Cost $74,416,676)		$72,203,641
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,551)
TOTAL NET ASSETS — 100.00%		$72,176,090
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,868,898	Great-West Bond Index Fund Institutional Class(a)	$28,975,872

TOTAL BOND MUTUAL FUNDS — 38.98% (Cost $28,275,954)		$28,975,872
EQUITY MUTUAL FUNDS
1,178,316	Great-West International Index Fund Institutional Class(a)	10,015,685
1,790,973	Great-West S&P 500® Index Fund Institutional Class(a)	17,139,614
800,212	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,321,936
489,973	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,365,664
292,804	Northern Emerging Markets Equity Index Fund	2,752,357

TOTAL EQUITY MUTUAL FUNDS — 55.95% (Cost $42,066,524)		$41,595,256
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,801,032 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,801,032

TOTAL FIXED INTEREST CONTRACT — 5.11% (Cost $3,801,032)		$ 3,801,032
TOTAL INVESTMENTS — 100.04% (Cost $74,143,510)		$74,372,160
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,429)
TOTAL NET ASSETS — 100.00%		$74,340,731
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,762,866	Great-West Bond Index Fund Institutional Class(a)	$27,904,948

TOTAL BOND MUTUAL FUNDS — 29.96% (Cost $27,572,561)		$27,904,948
EQUITY MUTUAL FUNDS
1,814,177	Great-West International Index Fund Institutional Class(a)	15,420,501
2,611,119	Great-West S&P 500® Index Fund Institutional Class(a)	24,988,414
1,166,825	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,676,453
775,941	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,913,636
486,917	Northern Emerging Markets Equity Index Fund	4,577,016

TOTAL EQUITY MUTUAL FUNDS — 67.18% (Cost $66,985,678)		$62,576,020
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,703,284 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,703,284

TOTAL FIXED INTEREST CONTRACT — 2.90% (Cost $2,703,284)		$ 2,703,284
TOTAL INVESTMENTS — 100.04% (Cost $97,261,523)		$93,184,252
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (35,585)
TOTAL NET ASSETS — 100.00%		$93,148,667
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,300,368	Great-West Bond Index Fund Institutional Class(a)	$13,133,714

TOTAL BOND MUTUAL FUNDS — 20.28% (Cost $12,847,400)		$13,133,714
EQUITY MUTUAL FUNDS
1,511,298	Great-West International Index Fund Institutional Class(a)	12,846,033
2,050,770	Great-West S&P 500® Index Fund Institutional Class(a)	19,625,870
916,651	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,387,362
658,471	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,866,973
433,454	Northern Emerging Markets Equity Index Fund	4,074,465

TOTAL EQUITY MUTUAL FUNDS — 78.45% (Cost $52,564,944)		$50,800,703
Account Balance		Fair Value
FIXED INTEREST CONTRACT
845,571 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$845,571

TOTAL FIXED INTEREST CONTRACT — 1.31% (Cost $845,571)		$ 845,571
TOTAL INVESTMENTS — 100.04% (Cost $66,257,915)		$64,779,988
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,574)
TOTAL NET ASSETS — 100.00%		$64,753,414
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
865,316	Great-West Bond Index Fund Institutional Class(a)	$ 8,739,690

TOTAL BOND MUTUAL FUNDS — 13.10% (Cost $8,641,916)		$ 8,739,690
EQUITY MUTUAL FUNDS
1,751,804	Great-West International Index Fund Institutional Class(a)	14,890,336
2,254,833	Great-West S&P 500® Index Fund Institutional Class(a)	21,578,748
1,009,467	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,236,624
780,594	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,955,091
536,772	Northern Emerging Markets Equity Index Fund	5,045,658

TOTAL EQUITY MUTUAL FUNDS — 86.49% (Cost $62,382,812)		$57,706,457
Account Balance		Fair Value
FIXED INTEREST CONTRACT
299,235 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$299,235

TOTAL FIXED INTEREST CONTRACT — 0.45% (Cost $299,235)		$ 299,235
TOTAL INVESTMENTS — 100.04% (Cost $71,323,963)		$66,745,382
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,577)
TOTAL NET ASSETS — 100.00%		$66,719,805
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
260,424	Great-West Bond Index Fund Institutional Class(a)	$ 2,630,281

TOTAL BOND MUTUAL FUNDS — 9.64% (Cost $2,575,354)		$ 2,630,281
EQUITY MUTUAL FUNDS
763,465	Great-West International Index Fund Institutional Class(a)	6,489,449
931,977	Great-West S&P 500® Index Fund Institutional Class(a)	8,919,024
416,863	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,814,292
345,951	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,082,428
249,548	Northern Emerging Markets Equity Index Fund	2,345,748

TOTAL EQUITY MUTUAL FUNDS — 90.35% (Cost $25,098,552)		$24,650,941
Account Balance		Fair Value
FIXED INTEREST CONTRACT
13,556 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 13,556

TOTAL FIXED INTEREST CONTRACT — 0.05% (Cost $13,556)		$ 13,556
TOTAL INVESTMENTS — 100.04% (Cost $27,687,462)		$27,294,778
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,395)
TOTAL NET ASSETS — 100.00%		$27,283,383
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
136,569	Great-West Bond Index Fund Institutional Class(a)	$ 1,379,352

TOTAL BOND MUTUAL FUNDS — 8.60% (Cost $1,357,699)		$ 1,379,352
EQUITY MUTUAL FUNDS
463,832	Great-West International Index Fund Institutional Class(a)	3,942,577
535,099	Great-West S&P 500® Index Fund Institutional Class(a)	5,120,893
240,318	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,198,908
213,735	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,904,380
Shares		Fair Value
Equity Mutual Funds — (continued)
160,424	Northern Emerging Markets Equity Index Fund	$ 1,507,984

TOTAL EQUITY MUTUAL FUNDS — 91.44% (Cost $15,609,740)		$14,674,742
TOTAL INVESTMENTS — 100.04% (Cost $16,967,439)		$16,054,094
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (6,149)
TOTAL NET ASSETS — 100.00%		$16,047,945
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
42,987	Great-West Bond Index Fund Institutional Class(a)	$ 434,174

TOTAL BOND MUTUAL FUNDS — 8.06% (Cost $426,247)		$ 434,174
EQUITY MUTUAL FUNDS
159,830	Great-West International Index Fund Institutional Class(a)	1,358,553
174,644	Great-West S&P 500® Index Fund Institutional Class(a)	1,671,343
78,448	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	717,796
74,483	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	663,642
Shares		Fair Value
Equity Mutual Funds — (continued)
58,101	Northern Emerging Markets Equity Index Fund	$ 546,155

TOTAL EQUITY MUTUAL FUNDS — 91.98% (Cost $5,145,902)		$4,957,489
TOTAL INVESTMENTS — 100.04% (Cost $5,572,149)		$5,391,663
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,215)
TOTAL NET ASSETS — 100.00%		$5,389,448
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$104,106,244	$69,538,314	$71,619,803
Investments at fair value, unaffiliated(b)	3,990,347	2,665,327	2,752,357
Subscriptions receivable	32,697	42,127	23,533
Receivable for investments sold	84,960	-	-
Total Assets	108,214,248	72,245,768	74,395,693
LIABILITIES:
Payable to investment adviser	9,221	6,119	6,362
Payable for administrative services fees	30,801	20,434	21,252
Redemptions payable	117,657	5,151	12,794
Payable for investments purchased	-	36,976	10,739
Payable for distribution fees	5,607	998	3,815
Total Liabilities	163,286	69,678	54,962
NET ASSETS	$108,050,962	$72,176,090	$74,340,731
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$992,023	$615,587	$660,939
Paid-in capital in excess of par	103,074,169	72,991,015	71,700,056
Net unrealized appreciation (depreciation)	2,148,636	(2,213,035)	228,650
Overdistributed net investment income	(4,316)	(2,519)	(2,963)
Accumulated net realized gain	1,840,450	785,042	1,754,049
NET ASSETS	$108,050,962	$72,176,090	$74,340,731
NET ASSETS BY CLASS
Class G	$53,373,291	$61,847,333	$29,353,117
Class G1	$44,892,938	$8,933,744	$43,873,404
Class L	$9,784,733	$1,395,013	$1,114,210
CAPITAL STOCK:
Authorized
Class G	30,000,000	10,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	4,877,056	5,276,485	2,617,892
Class G1	4,051,081	761,012	3,880,713
Class L	992,091	118,373	110,780
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.94	$11.72	$11.21
Class G1	$11.08	$11.74	$11.31
Class L	$9.86	$11.78	$10.06
(a) Cost of investments, affiliated	$102,078,902	$71,656,930	$71,269,398
(b) Cost of investments, unaffiliated	$3,869,053	$2,759,746	$2,874,112
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$88,607,236	$60,705,523	$61,699,724
Investments at fair value, unaffiliated(b)	4,577,015	4,074,465	5,045,658
Subscriptions receivable	14,627	32,026	7,543
Receivable for investments sold	-	-	12,362
Total Assets	93,198,878	64,812,014	66,765,287
LIABILITIES:
Payable to investment adviser	8,247	5,854	6,100
Payable for administrative services fees	26,491	18,374	18,992
Redemptions payable	-	6,727	19,905
Payable for investments purchased	14,627	25,299	-
Payable for distribution fees	846	2,346	485
Total Liabilities	50,211	58,600	45,482
NET ASSETS	$93,148,667	$64,753,414	$66,719,805
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$769,700	$541,599	$551,334
Paid-in capital in excess of par	95,117,396	63,203,102	69,475,291
Net unrealized depreciation	(4,077,271)	(1,477,927)	(4,578,581)
Overdistributed net investment income	(3,368)	(2,658)	(2,530)
Accumulated net realized gain	1,342,210	2,489,298	1,274,291
NET ASSETS	$93,148,667	$64,753,414	$66,719,805
NET ASSETS BY CLASS
Class G	$82,876,335	$35,858,418	$60,847,797
Class G1	$10,127,309	$28,872,161	$5,854,054
Class L	$145,023	$22,835	$17,954
CAPITAL STOCK:
Authorized
Class G	10,000,000	30,000,000	10,000,000
Class G1	5,000,000	30,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	6,849,889	3,008,946	5,028,149
Class G1	835,234	2,404,903	483,722
Class L	11,879	2,142	1,472
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.10	$11.92	$12.10
Class G1	$12.13	$12.01	$12.10
Class L	$12.21	$10.66	$12.20
(a) Cost of investments, affiliated	$92,341,804	$61,787,039	$65,715,650
(b) Cost of investments, unaffiliated	$4,919,719	$4,470,876	$5,608,313
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$24,949,030	$14,546,110	$4,845,508
Investments at fair value, unaffiliated(b)	2,345,747	1,507,984	546,155
Subscriptions receivable	17,921	6,073	2,894
Total Assets	27,312,698	16,060,167	5,394,557
LIABILITIES:
Payable to investment adviser	2,486	1,447	481
Payable for administrative services fees	7,738	4,527	1,515
Redemptions payable	4,075	-	-
Payable for investments purchased	13,845	6,073	2,895
Payable for distribution fees	1,171	175	218
Total Liabilities	29,315	12,222	5,109
NET ASSETS	$27,283,383	$16,047,945	$5,389,448
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$231,998	$132,840	$45,957
Paid-in capital in excess of par	26,319,519	16,551,071	5,382,227
Net unrealized depreciation	(392,684)	(913,345)	(180,486)
Overdistributed net investment income	(1,169)	(621)	(229)
Accumulated net realized gain	1,125,719	278,000	141,979
NET ASSETS	$27,283,383	$16,047,945	$5,389,448
NET ASSETS BY CLASS
Class G	$12,968,324	$13,855,167	$2,681,827
Class G1	$14,226,176	$2,169,382	$2,690,087
Class L	$88,883	$23,396	$17,534
CAPITAL STOCK:
Authorized
Class G	30,000,000	5,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	1,102,392	1,146,633	228,623
Class G1	1,208,975	179,840	229,252
Class L	8,611	1,927	1,699
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.76	$12.08	$11.73
Class G1	$11.77	$12.06	$11.73
Class L	$10.32	$12.14	$10.32
(a) Cost of investments, affiliated	$25,089,618	$15,301,752	$4,981,802
(b) Cost of investments, unaffiliated	$2,597,844	$1,665,687	$590,347
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$38,136	$25,683	$27,064
Dividends, affiliated	919,295	607,333	633,270
Total Income	957,431	633,016	660,334
EXPENSES:
Management fees	59,677	40,160	42,280
Administrative services fees – Class G	82,186	101,155	47,194
Administrative services fees – Class G1	76,024	13,787	74,240
Administrative services fees – Class L	15,848	2,191	1,883
Distribution fees – Class G1	21,731	3,941	21,211
Distribution fees – Class L	11,324	1,569	1,345
Total Expenses	266,790	162,803	188,153
Less amount waived by distributor - Class L	-	20	20
Less amount waived for management fees	13,101	8,845	9,328
Net Expenses	253,689	153,938	178,805
NET INVESTMENT INCOME	703,742	479,078	481,529
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	713,702	(372,969)	669,447
Net realized loss on investments, unaffiliated	(187,136)	(144,077)	(117,128)
Net Realized Gain (Loss)	526,566	(517,046)	552,319
Net change in unrealized appreciation on investments	3,764,222	2,542,854	1,606,701
Net Realized and Unrealized Gain	4,290,788	2,025,808	2,159,020
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,994,530	$2,504,886	$2,640,549
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$19,135	$6,139	$2,136
Dividends, affiliated	768,830	510,902	502,427
Total Income	787,965	517,041	504,563
EXPENSES:
Management fees	52,862	37,612	38,035
Administrative services fees – Class G	137,382	59,112	100,320
Administrative services fees – Class G1	16,557	50,552	10,585
Administrative services fees – Class L	243	38	30
Distribution fees – Class G1	4,732	14,438	3,023
Distribution fees – Class L	173	27	22
Total Expenses	211,949	161,779	152,015
Less amount waived by distributor - Class L	20	21	22
Less amount waived for management fees	9,972	6,690	6,976
Net Expenses	201,957	155,068	145,017
NET INVESTMENT INCOME	586,008	361,973	359,546
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(362,727)	930,515	(275,393)
Net realized loss on investments, unaffiliated	(188,010)	(170,094)	(178,521)
Net Realized Gain (Loss)	(550,737)	760,421	(453,914)
Net change in unrealized appreciation on investments	3,239,134	1,045,119	2,230,538
Net Realized and Unrealized Gain	2,688,397	1,805,540	1,776,624
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,274,405	$2,167,513	$2,136,170
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$98	$-	$-
Dividends, affiliated	198,491	112,896	37,024
Total Income	198,589	112,896	37,024
EXPENSES:
Management fees	15,708	8,730	2,914
Administrative services fees – Class G	20,927	21,998	4,024
Administrative services fees – Class G1	24,744	3,430	4,447
Administrative services fees – Class L	144	34	29
Distribution fees – Class G1	7,067	981	1,271
Distribution fees – Class L	104	24	20
Total Expenses	68,694	35,197	12,705
Less amount waived by distributor - Class G1	-	9	-
Less amount waived by distributor - Class L	22	22	20
Less amount waived for management fees	3,095	1,857	674
Net Expenses	65,577	33,309	12,011
NET INVESTMENT INCOME	133,012	79,587	25,013
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	483,264	(54,853)	30,737
Net realized loss on investments, unaffiliated	(80,443)	(49,469)	(23,596)
Net Realized Gain (Loss)	402,821	(104,322)	7,141
Net change in unrealized appreciation on investments	328,178	527,584	134,353
Net Realized and Unrealized Gain	730,999	423,262	141,494
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$864,011	$502,849	$166,507
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2015 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$703,742	$1,291,275
Net realized gain	526,566	4,535,264
Net change in unrealized appreciation (depreciation)	3,764,222	(6,274,459)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,994,530	(447,920)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(369,862)	(469,060)
Class G1	(276,547)	(670,496)
Class L	(61,649)	(151,779)
From net investment income	(708,058)	(1,291,335)
From net realized gains
Class G	-	(1,308,783)
Class G1	-	(2,053,374)
Class L	-	(467,480)
From net realized gains	0	(3,829,637)
Total Distributions	(708,058)	(5,120,972)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	30,123,301	3,505,221
Class G1	11,145,736	5,823,886
Class L	1,960,354	4,517,727
Shares issued in reinvestment of distributions
Class G	369,862	1,777,843
Class G1	276,547	2,723,870
Class L	61,649	619,259
Shares redeemed
Class G	(5,432,057)	(4,556,017)
Class G1	(8,927,893)	(10,117,794)
Class L	(1,612,561)	(405,638)
Net Increase in Net Assets Resulting from Capital Share Transactions	27,964,938	3,888,357
Total Increase (Decrease) in Net Assets	32,251,410	(1,680,535)
NET ASSETS:
Beginning of Period	75,799,552	77,480,087
End of Period(a)	$108,050,962	$75,799,552
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2015 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	2,913,602	304,630
Class G1	1,050,893	502,558
Class L	204,769	436,633
Shares issued in reinvestment of distributions
Class G	34,438	164,001
Class G1	25,418	248,366
Class L	6,368	63,543
Shares redeemed
Class G	(506,004)	(395,798)
Class G1	(824,901)	(869,883)
Class L	(170,783)	(39,081)
Net Increase	2,733,800	414,969
(a)Including overdistributed net investment income:	$(4,316)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2020 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$479,078	$1,129,059
Net realized gain (loss)	(517,046)	2,435,833
Net change in unrealized appreciation (depreciation)	2,542,854	(5,347,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,504,886	(1,782,909)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(416,583)	(995,232)
Class G1	(57,035)	(123,914)
Class L	(7,979)	(9,721)
From net investment income	(481,597)	(1,128,867)
From net realized gains
Class G	-	(1,251,880)
Class G1	-	(179,148)
Class L	-	(16,273)
From net realized gains	0	(1,447,301)
Total Distributions	(481,597)	(2,576,168)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	6,307,112	45,335,559
Class G1	1,922,721	2,428,252
Class L	607,864	120,005
Shares issued in reinvestment of distributions
Class G	416,583	2,247,112
Class G1	57,035	303,062
Class L	7,979	25,994
Shares redeemed
Class G	(4,290,625)	(4,084,921)
Class G1	(1,374,194)	(2,820,894)
Class L	(34,972)	(38,265)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,619,503	43,515,904
Total Increase in Net Assets	5,642,792	39,156,827
NET ASSETS:
Beginning of Period	66,533,298	27,376,471
End of Period(a)	$72,176,090	$66,533,298
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2020 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	544,585	3,695,520
Class G1	166,254	202,883
Class L	55,163	9,947
Shares issued in reinvestment of distributions
Class G	36,225	194,716
Class G1	4,951	26,231
Class L	689	2,245
Shares redeemed
Class G	(377,789)	(341,443)
Class G1	(121,584)	(237,783)
Class L	(3,039)	(3,179)
Net Increase	305,455	3,549,137
(a)Including overdistributed net investment income:	$(2,519)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2025 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$481,529	$1,203,705
Net realized gain	552,319	4,625,351
Net change in unrealized appreciation (depreciation)	1,606,701	(6,302,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,640,549	(473,782)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(202,518)	(467,256)
Class G1	(274,539)	(717,938)
Class L	(7,435)	(18,490)
From net investment income	(484,492)	(1,203,684)
From net realized gains
Class G	-	(1,555,893)
Class G1	-	(2,600,626)
Class L	-	(71,413)
From net realized gains	0	(4,227,932)
Total Distributions	(484,492)	(5,431,616)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	4,042,707	3,692,685
Class G1	3,879,743	8,203,899
Class L	24,361	791,127
Shares issued in reinvestment of distributions
Class G	202,518	2,023,149
Class G1	274,539	3,318,564
Class L	7,435	89,903
Shares redeemed
Class G	(1,850,564)	(2,643,253)
Class G1	(5,028,636)	(9,902,532)
Class L	(26,771)	(31,850)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,525,332	5,541,692
Total Increase (Decrease) in Net Assets	3,681,389	(363,706)
NET ASSETS:
Beginning of Period	70,659,342	71,023,048
End of Period(a)	$74,340,731	$70,659,342
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2025 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	367,436	309,966
Class G1	350,059	686,883
Class L	2,591	72,711
Shares issued in reinvestment of distributions
Class G	18,411	182,019
Class G1	24,733	296,134
Class L	753	9,008
Shares redeemed
Class G	(169,884)	(219,871)
Class G1	(457,192)	(828,001)
Class L	(2,727)	(2,990)
Net Increase	134,180	505,859
(a)Including overdistributed net investment income:	$(2,963)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2030 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$586,008	$1,446,934
Net realized gain (loss)	(550,737)	3,343,757
Net change in unrealized appreciation (depreciation)	3,239,134	(7,730,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,274,405	(2,939,448)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(528,588)	(1,307,686)
Class G1	(60,024)	(137,288)
Class L	(764)	(1,809)
From net investment income	(589,376)	(1,446,783)
From net realized gains
Class G	-	(1,722,747)
Class G1	-	(199,816)
Class L	-	(3,128)
From net realized gains	0	(1,925,691)
Total Distributions	(589,376)	(3,372,474)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	4,794,130	58,887,041
Class G1	1,123,552	3,843,276
Class L	-	1
Shares issued in reinvestment of distributions
Class G	528,588	3,030,433
Class G1	60,024	337,104
Class L	764	4,937
Shares redeemed
Class G	(2,680,131)	(3,193,135)
Class G1	(658,664)	(2,047,301)
Class L	-	(5,000)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,168,263	60,857,356
Total Increase in Net Assets	5,853,292	54,545,434
NET ASSETS:
Beginning of Period	87,295,375	32,749,941
End of Period(a)	$93,148,667	$87,295,375
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2030 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	407,160	4,603,337
Class G1	95,746	309,243
Shares issued in reinvestment of distributions
Class G	44,682	253,580
Class G1	5,065	28,198
Class L	64	410
Shares redeemed
Class G	(226,636)	(254,152)
Class G1	(55,962)	(163,963)
Class L	-	(420)
Net Increase	270,119	4,776,233
(a)Including overdistributed net investment income:	$(3,368)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2035 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$361,973	$1,068,305
Net realized gain	760,421	4,371,382
Net change in unrealized appreciation (depreciation)	1,045,119	(6,455,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,167,513	(1,015,777)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(212,643)	(579,909)
Class G1	(151,838)	(487,963)
Class L	(150)	(415)
From net investment income	(364,631)	(1,068,287)
From net realized gains
Class G	-	(1,804,934)
Class G1	-	(1,657,920)
Class L	-	(1,324)
From net realized gains	0	(3,464,178)
Total Distributions	(364,631)	(4,532,465)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,087,365	3,666,297
Class G1	2,690,284	6,078,212
Shares issued in reinvestment of distributions
Class G	212,643	2,384,843
Class G1	151,838	2,145,883
Class L	150	1,739
Shares redeemed
Class G	(1,078,144)	(1,545,425)
Class G1	(5,627,508)	(6,269,026)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,563,372)	6,462,523
Total Increase in Net Assets	239,510	914,281
NET ASSETS:
Beginning of Period	64,513,904	63,599,623
End of Period(a)	$64,753,414	$64,513,904
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	182,136	289,148
Class G1	232,294	473,857
Shares issued in reinvestment of distributions
Class G	18,316	201,137
Class G1	12,988	179,770
Class L	15	163
Shares redeemed
Class G	(93,319)	(121,466)
Class G1	(481,812)	(493,250)
Net Increase (Decrease)	(129,382)	529,359
(a)Including overdistributed net investment income:	$(2,658)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2040 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$359,546	$1,057,637
Net realized gain (loss)	(453,914)	2,818,046
Net change in unrealized appreciation (depreciation)	2,230,538	(6,959,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,136,170	(3,083,506)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(333,868)	(966,030)
Class G1	(28,111)	(93,248)
Class L	(97)	(280)
From net investment income	(362,076)	(1,059,558)
From net realized gains
Class G	-	(1,274,662)
Class G1	-	(137,809)
Class L	-	(386)
From net realized gains	0	(1,412,857)
Total Distributions	(362,076)	(2,472,415)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,404,645	48,720,528
Class G1	837,951	2,121,295
Shares issued in reinvestment of distributions
Class G	333,868	2,240,692
Class G1	28,111	231,057
Class L	97	666
Shares redeemed
Class G	(1,868,618)	(2,298,000)
Class G1	(1,328,682)	(1,551,921)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,407,372	49,464,317
Total Increase in Net Assets	3,181,466	43,908,396
NET ASSETS:
Beginning of Period	63,538,339	19,629,943
End of Period(a)	$66,719,805	$63,538,339
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	291,564	3,744,734
Class G1	72,818	170,047
Shares issued in reinvestment of distributions
Class G	28,414	186,405
Class G1	2,393	19,269
Class L	9	55
Shares redeemed
Class G	(159,586)	(182,266)
Class G1	(110,760)	(123,512)
Net Increase	124,852	3,814,732
(a)Including overdistributed net investment income:	$(2,530)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2045 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$133,012	$428,806
Net realized gain	402,821	1,846,728
Net change in unrealized appreciation (depreciation)	328,178	(2,820,961)
Net Increase (Decrease) in Net Assets Resulting from Operations	864,011	(545,427)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(67,996)	(197,206)
Class G1	(65,708)	(231,250)
Class L	(477)	(342)
From net investment income	(134,181)	(428,798)
From net realized gains
Class G	-	(644,557)
Class G1	-	(827,176)
Class L	-	(1,098)
From net realized gains	0	(1,472,831)
Total Distributions	(134,181)	(1,901,629)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,459,037	2,449,484
Class G1	2,155,310	3,697,752
Class L	67,112	-
Shares issued in reinvestment of distributions
Class G	67,996	841,763
Class G1	65,708	1,058,426
Class L	477	1,440
Shares redeemed
Class G	(595,598)	(523,916)
Class G1	(3,261,461)	(3,560,980)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(41,419)	3,963,969
Total Increase in Net Assets	688,411	1,516,913
NET ASSETS:
Beginning of Period	26,594,972	25,078,059
End of Period(a)	$27,283,383	$26,594,972
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	128,421	193,994
Class G1	190,238	293,431
Class L	6,847	-
Shares issued in reinvestment of distributions
Class G	5,959	71,731
Class G1	5,759	90,226
Class L	48	140
Shares redeemed
Class G	(51,629)	(41,245)
Class G1	(284,422)	(280,733)
Net Increase	1,221	327,544
(a)Including overdistributed net investment income:	$(1,169)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2050 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$79,587	$231,395
Net realized gain (loss)	(104,322)	604,982
Net change in unrealized appreciation (depreciation)	527,584	(1,339,030)
Net Increase (Decrease) in Net Assets Resulting from Operations	502,849	(502,653)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(70,018)	(201,880)
Class G1	(10,070)	(29,340)
Class L	(120)	(280)
From net investment income	(80,208)	(231,500)
From net realized gains
Class G	-	(295,127)
Class G1	-	(47,523)
Class L	-	(425)
From net realized gains	0	(343,075)
Total Distributions	(80,208)	(574,575)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,822,520	6,684,474
Class G1	614,545	895,623
Class L	5,500	-
Shares issued in reinvestment of distributions
Class G	70,018	497,007
Class G1	10,070	76,863
Class L	120	705
Shares redeemed
Class G	(529,824)	(841,426)
Class G1	(409,956)	(647,549)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,582,993	6,665,697
Total Increase in Net Assets	2,005,634	5,588,469
NET ASSETS:
Beginning of Period	14,042,311	8,453,842
End of Period(a)	$16,047,945	$14,042,311
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	156,611	517,576
Class G1	53,061	70,774
Class L	468	-
Shares issued in reinvestment of distributions
Class G	5,979	41,390
Class G1	862	6,420
Class L	9	59
Shares redeemed
Class G	(45,592)	(67,100)
Class G1	(35,222)	(50,861)
Net Increase	136,176	518,258
(a)Including overdistributed net investment income:	$(621)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West SecureFoundation® Lifetime 2055 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$25,013	$74,852
Net realized gain	7,141	298,410
Net change in unrealized appreciation (depreciation)	134,353	(507,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,507	(134,523)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(13,381)	(35,002)
Class G1	(11,759)	(39,523)
Class L	(102)	(328)
From net investment income	(25,242)	(74,853)
From net realized gains
Class G	-	(92,813)
Class G1	-	(117,534)
Class L	-	(884)
From net realized gains	0	(211,231)
Total Distributions	(25,242)	(286,084)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	672,685	1,026,574
Class G1	587,483	926,519
Shares issued in reinvestment of distributions
Class G	13,381	127,815
Class G1	11,759	157,057
Class L	102	1,212
Shares redeemed
Class G	(193,799)	(379,212)
Class G1	(545,235)	(413,064)
Net Increase in Net Assets Resulting from Capital Share Transactions	546,376	1,446,901
Total Increase in Net Assets	687,641	1,026,294
NET ASSETS:
Beginning of Period	4,701,807	3,675,513
End of Period(a)	$5,389,448	$4,701,807
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	59,479	81,978
Class G1	52,003	73,536
Shares issued in reinvestment of distributions
Class G	1,177	10,951
Class G1	1,035	13,452
Class L	9	119
Shares redeemed
Class G	(17,204)	(30,562)
Class G1	(48,090)	(33,109)
Net Increase	48,409	116,365
(a)Including overdistributed net investment income:	$(229)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$10.62	0.08 (d)	0.32	0.40	(0.08)	-	(0.08)	$10.94	3.75% (e)
12/31/2015	$11.45	0.20 (d)	(0.26)	(0.06)	(0.20)	(0.57)	(0.77)	$10.62	(0.57%)
12/31/2014	$11.59	0.28 (d)	0.38	0.66	(0.20)	(0.60)	(0.80)	$11.45	5.76%
12/31/2013	$10.67	0.21 (d)	1.32	1.53	(0.20)	(0.41)	(0.61)	$11.59	14.50%
12/31/2012	$ 9.90	0.22 (d)	0.88	1.10	(0.21)	(0.12)	(0.33)	$10.67	11.19%
12/31/2011	$10.61	0.73	(0.63)	0.06	(0.68)	(0.09)	(0.77)	$ 9.90	0.60%
Class G1
06/30/2016	$10.75	0.07 (d)	0.33	0.40	(0.07)	-	(0.07)	$11.08	3.72% (e)
12/31/2015	$11.57	0.19 (d)	(0.26)	(0.07)	(0.18)	(0.57)	(0.75)	$10.75	(0.64%)
12/31/2014	$11.69	0.18 (d)	0.48	0.66	(0.18)	(0.60)	(0.78)	$11.57	5.66%
12/31/2013	$10.75	0.18 (d)	1.35	1.53	(0.18)	(0.41)	(0.59)	$11.69	14.37%
12/31/2012	$ 9.97	0.20 (d)	0.89	1.09	(0.19)	(0.12)	(0.31)	$10.75	11.03%
12/31/2011	$10.66	0.66	(0.60)	0.06	(0.66)	(0.09)	(0.75)	$ 9.97	0.58%
Class L
06/30/2016	$ 9.58	0.05 (d)	0.30	0.35	(0.07)	-	(0.07)	$ 9.86	3.61% (e)
12/31/2015	$10.41	0.20 (d)	(0.27)	(0.07)	(0.19)	(0.57)	(0.76)	$ 9.58	(0.76%)
12/31/2014	$10.60	0.17 (d)	0.41	0.58	(0.17)	(0.60)	(0.77)	$10.41	5.48%
12/31/2013	$ 9.80	0.17 (d)	1.21	1.38	(0.17)	(0.41)	(0.58)	$10.60	14.21%
12/31/2012	$ 9.14	0.23 (d)	0.76	0.99	(0.21)	(0.12)	(0.33)	$ 9.80	10.93%
12/31/2011 (f)	$10.00	0.76	(0.85)	(0.09)	(0.76)	(0.01)	(0.77)	$ 9.14	(0.94%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$53,373	0.47% (i)	0.44% (i)	N/A	1.57% (i)	13% (e)
12/31/2015	$25,854	0.35%	0.33%	N/A	1.73%	23% (j)
12/31/2014	$27,038	0.12%	0.12%	N/A	2.40%	29%
12/31/2013	$ 7,399	0.12%	0.12%	1.82%	1.82%	31%
12/31/2012	$ 4,965	0.12%	0.12%	2.08%	2.08%	32%
12/31/2011	$ 2,805	0.12%	0.12%	2.13%	2.13%	86%
Class G1
06/30/2016	$44,893	0.57% (i)	0.54% (i)	N/A	1.31% (i)	13% (e)
12/31/2015	$40,833	0.45%	0.43%	N/A	1.61%	23% (j)
12/31/2014	$45,334	0.22%	0.22%	N/A	1.52%	29%
12/31/2013	$49,846	0.22%	0.22%	1.55%	1.55%	31%
12/31/2012	$48,054	0.22%	0.22%	1.85%	1.85%	32%
12/31/2011	$44,131	0.22%	0.22%	1.88%	1.88%	86%
Class L
06/30/2016	$ 9,785	0.72% (i)	0.69% (i)	N/A	1.14% (i)	13% (e)
12/31/2015	$ 9,113	0.62%	0.60%	N/A	1.90%	23% (j)
12/31/2014	$ 5,108	0.37%	0.37%	N/A	1.57%	29%
12/31/2013	$ 3,467	0.37%	0.37%	1.60%	1.60%	31%
12/31/2012	$ 2,361	0.37%	0.37%	2.34%	2.34%	32%
12/31/2011 (f)	$ 424	0.37% (i)	0.36% (i)	2.21% (i)	2.22% (i)	86%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	Class L inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$11.37	0.08 (d)	0.35	0.43	(0.08)	-	(0.08)	$11.72	3.79% (e)
12/31/2015	$11.89	0.25 (d)	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29 (d)	0.38	0.67	(0.20)	(0.30)	(0.50)	$11.89	5.75%
12/31/2013	$10.58	0.28 (d)	1.24	1.52	(0.22)	(0.16)	(0.38)	$11.72	14.42%
12/31/2012	$ 9.81	0.26 (d)	0.85	1.11	(0.32)	(0.02)	(0.34)	$10.58	11.34%
12/31/2011 (f)	$10.00	0.13	(0.19)	(0.06)	(0.13)	-	(0.13)	$ 9.81	(0.61%) (e)
Class G1
06/30/2016	$11.39	0.08 (d)	0.35	0.43	(0.08)	-	(0.08)	$11.74	3.75% (e)
12/31/2015	$11.90	0.20 (d)	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19 (d)	0.47	0.66	(0.18)	(0.30)	(0.48)	$11.90	5.63%
12/31/2013	$10.57	0.21 (d)	1.30	1.51	(0.20)	(0.16)	(0.36)	$11.72	14.33%
12/31/2012	$ 9.80	0.25 (d)	0.83	1.08	(0.29)	(0.02)	(0.31)	$10.57	11.05%
12/31/2011 (f)	$10.00	0.15	(0.20)	(0.05)	(0.15)	-	(0.15)	$ 9.80	(0.47%) (e)
Class L
06/30/2016	$11.43	0.07 (d)	0.35	0.42	(0.07)	-	(0.07)	$11.78	3.67% (e)
12/31/2015	$11.94	0.19 (d)	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21 (d)	0.44	0.65	(0.17)	(0.30)	(0.47)	$11.94	5.52%
12/31/2013	$10.60	0.16 (d)	1.34	1.50	(0.18)	(0.16)	(0.34)	$11.76	14.16%
12/31/2012	$ 9.80	0.18 (d)	0.88	1.06	(0.24)	(0.02)	(0.26)	$10.60	10.88%
12/31/2011 (f)	$10.00	0.15	(0.20)	(0.05)	(0.15)	-	(0.15)	$ 9.80	(0.47%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$61,847	0.47% (i)	0.44% (i)	N/A	1.44% (i)	11% (e)
12/31/2015	$57,682	0.42%	0.39%	N/A	2.10%	17% (j)
12/31/2014	$18,134	0.12%	0.12%	N/A	2.41%	23%
12/31/2013	$ 5,418	0.12%	0.12%	2.41%	2.41%	18%
12/31/2012	$ 1,667	0.12%	0.12%	2.48%	2.48%	84%
12/31/2011 (f)	$ 30	0.12% (i)	0.12% (i)	2.46% (i)	2.46% (i)	234% (e)
Class G1
06/30/2016	$ 8,934	0.57% (i)	0.54% (i)	N/A	1.40% (i)	11% (e)
12/31/2015	$ 8,102	0.45%	0.44%	N/A	1.63%	17% (j)
12/31/2014	$ 8,567	0.22%	0.22%	N/A	1.57%	23%
12/31/2013	$ 8,001	0.22%	0.22%	1.89%	1.89%	18%
12/31/2012	$ 3,278	0.22%	0.22%	2.41%	2.41%	84%
12/31/2011 (f)	$ 571	0.22% (i)	0.22% (i)	5.08% (i)	5.08% (i)	234% (e)
Class L
06/30/2016	$ 1,395	0.72% (i)	0.69% (i)	N/A	1.30% (i)	11% (e)
12/31/2015	$ 750	0.61%	0.58%	N/A	1.56%	17% (j)
12/31/2014	$ 675	0.37%	0.36%	N/A	1.75%	23%
12/31/2013	$ 305	0.37%	0.36%	1.44%	1.45%	18%
12/31/2012	$ 283	0.37%	0.36%	1.75%	1.76%	84%
12/31/2011 (f)	$ 268	0.37% (i)	0.17% (i)	17.24% (i)	17.43% (i)	234% (e)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	The Fund's inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$10.88	0.08 (d)	0.33	0.41	(0.08)	-	(0.08)	$11.21	3.76% (e)
12/31/2015	$11.85	0.21 (d)	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32 (d)	0.35	0.67	(0.20)	(0.44)	(0.64)	$11.85	5.70%
12/31/2013	$10.71	0.22 (d)	1.51	1.73	(0.21)	(0.41)	(0.62)	$11.82	16.28%
12/31/2012	$ 9.84	0.20 (d)	0.99	1.19	(0.20)	(0.12)	(0.32)	$10.71	12.11%
12/31/2011	$10.66	0.65	(0.75)	(0.10)	(0.65)	(0.07)	(0.72)	$ 9.84	(0.96%)
Class G1
06/30/2016	$10.97	0.07 (d)	0.34	0.41	(0.07)	-	(0.07)	$11.31	3.76% (e)
12/31/2015	$11.93	0.19 (d)	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19 (d)	0.48	0.67	(0.18)	(0.44)	(0.62)	$11.93	5.62%
12/31/2013	$10.76	0.18 (d)	1.53	1.71	(0.18)	(0.41)	(0.59)	$11.88	16.09%
12/31/2012	$ 9.88	0.19 (d)	1.00	1.19	(0.19)	(0.12)	(0.31)	$10.76	12.03%
12/31/2011	$10.71	0.64	(0.76)	(0.12)	(0.64)	(0.07)	(0.71)	$ 9.88	(1.08%)
Class L
06/30/2016	$ 9.77	0.06 (d)	0.30	0.36	(0.07)	-	(0.07)	$10.06	3.67% (e)
12/31/2015	$10.75	0.20 (d)	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12 (d)	0.47	0.59	(0.14)	(0.44)	(0.58)	$10.75	5.53%
12/31/2013	$ 9.79	0.22 (d)	1.33	1.55	(0.19)	(0.41)	(0.60)	$10.74	15.97%
12/31/2012	$ 9.01	0.14 (d)	0.92	1.06	(0.16)	(0.12)	(0.28)	$ 9.79	11.83%
12/31/2011 (f)	$10.00	0.72	(0.99)	(0.27)	(0.72)	-	(0.72)	$ 9.01	(2.67%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$29,353	0.47% (i)	0.44% (i)	N/A	1.48% (i)	12% (e)
12/31/2015	$26,126	0.36%	0.34%	N/A	1.76%	22% (j)
12/31/2014	$25,242	0.12%	0.12%	N/A	2.67%	20%
12/31/2013	$ 4,216	0.12%	0.12%	1.92%	1.92%	33%
12/31/2012	$ 2,723	0.12%	0.12%	1.92%	1.92%	22%
12/31/2011	$ 2,227	0.12%	0.12%	1.91%	1.91%	78%
Class G1
06/30/2016	$43,873	0.57% (i)	0.54% (i)	N/A	1.30% (i)	12% (e)
12/31/2015	$43,458	0.45%	0.44%	N/A	1.61%	22% (j)
12/31/2014	$45,443	0.22%	0.22%	N/A	1.53%	20%
12/31/2013	$44,001	0.22%	0.22%	1.58%	1.58%	33%
12/31/2012	$41,376	0.22%	0.22%	1.79%	1.79%	22%
12/31/2011	$34,165	0.22%	0.22%	1.91%	1.91%	78%
Class L
06/30/2016	$ 1,114	0.72% (i)	0.69% (i)	N/A	1.17% (i)	12% (e)
12/31/2015	$ 1,076	0.65%	0.63%	N/A	1.90%	22% (j)
12/31/2014	$ 338	0.37%	0.36%	N/A	1.14%	20%
12/31/2013	$ 542	0.37%	0.36%	2.03%	2.04%	33%
12/31/2012	$ 198	0.37%	0.35%	1.45%	1.48%	22%
12/31/2011 (f)	$ 132	0.37% (i)	0.32% (i)	2.47% (i)	2.52% (i)	78%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	Class L inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$11.75	0.08 (d)	0.35	0.43	(0.08)	-	(0.08)	$12.10	3.66% (e)
12/31/2015	$12.35	0.26 (d)	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39 (d)	0.29	0.68	(0.20)	(0.26)	(0.46)	$12.35	5.56%
12/31/2013	$10.57	0.21 (d)	1.85	2.06	(0.20)	(0.30)	(0.50)	$12.13	19.61%
12/31/2012	$ 9.51	0.19 (d)	1.08	1.27	(0.19)	(0.02)	(0.21)	$10.57	13.50%
12/31/2011 (f)	$10.00	0.12	(0.49)	(0.37)	(0.12)	-	(0.12)	$ 9.51	(3.76%) (e)
Class G1
06/30/2016	$11.78	0.07 (d)	0.35	0.42	(0.07)	-	(0.07)	$12.13	3.60% (e)
12/31/2015	$12.37	0.22 (d)	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19 (d)	0.48	0.67	(0.17)	(0.26)	(0.43)	$12.37	5.51%
12/31/2013	$10.57	0.22 (d)	1.83	2.05	(0.19)	(0.30)	(0.49)	$12.13	19.48%
12/31/2012	$ 9.49	0.24 (d)	1.02	1.26	(0.16)	(0.02)	(0.18)	$10.57	13.39%
12/31/2011 (f)	$10.00	0.13	(0.51)	(0.38)	(0.13)	-	(0.13)	$ 9.49	(3.77%) (e)
Class L
06/30/2016	$11.86	0.07 (d)	0.34	0.41	(0.06)	-	(0.06)	$12.21	3.51% (e)
12/31/2015	$12.43	0.18 (d)	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21 (d)	0.44	0.65	(0.16)	(0.26)	(0.42)	$12.43	5.30%
12/31/2013	$10.61	0.16 (d)	1.89	2.05	(0.16)	(0.30)	(0.46)	$12.20	19.39%
12/31/2012	$ 9.54	0.35 (d)	0.93	1.28	(0.19)	(0.02)	(0.21)	$10.61	13.49%
12/31/2011 (f)	$10.00	0.09	(0.46)	(0.37)	(0.09)	-	(0.09)	$ 9.54	(3.75%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$82,876	0.47% (i)	0.45% (i)	N/A	1.34% (i)	7% (e)
12/31/2015	$77,847	0.41%	0.39%	N/A	2.08%	15% (j)
12/31/2014	$24,972	0.12%	0.12%	N/A	3.14%	14%
12/31/2013	$ 2,065	0.12%	0.12%	1.83%	1.83%	18%
12/31/2012	$ 1,354	0.12%	0.12%	1.86%	1.86%	12%
12/31/2011 (f)	$ 29	0.12% (i)	0.12% (i)	2.83% (i)	2.83% (i)	10% (e)
Class G1
06/30/2016	$10,127	0.57% (i)	0.55% (i)	N/A	1.25% (i)	7% (e)
12/31/2015	$ 9,308	0.46%	0.44%	N/A	1.76%	15% (j)
12/31/2014	$ 7,630	0.22%	0.22%	N/A	1.54%	14%
12/31/2013	$ 6,011	0.22%	0.22%	1.86%	1.86%	18%
12/31/2012	$ 3,195	0.22%	0.22%	2.33%	2.33%	12%
12/31/2011 (f)	$ 877	0.22% (i)	0.19% (i)	7.80% (i)	7.82% (i)	10% (e)
Class L
06/30/2016	$ 145	0.72% (i)	0.67% (i)	N/A	1.11% (i)	7% (e)
12/31/2015	$ 140	0.60%	0.56%	N/A	1.46%	15% (j)
12/31/2014	$ 147	0.37%	0.33%	N/A	1.67%	14%
12/31/2013	$ 95	0.37%	0.34%	1.33%	1.36%	18%
12/31/2012	$ 104	0.37%	0.28%	3.22%	3.31%	12%
12/31/2011 (f)	$ 12	0.37% (i)	0.12% (i)	1.56% (i)	1.81% (i)	10% (e)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	The Fund's inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$11.59	0.07 (d)	0.33	0.40	(0.07)	-	(0.07)	$11.92	3.48% (e)
12/31/2015	$12.64	0.22 (d)	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42 (d)	0.25	0.67	(0.20)	(0.31)	(0.51)	$12.64	5.36%
12/31/2013	$10.76	0.22 (d)	2.17	2.39	(0.22)	(0.45)	(0.67)	$12.48	22.30%
12/31/2012	$ 9.64	0.20 (d)	1.20	1.40	(0.19)	(0.09)	(0.28)	$10.76	14.61%
12/31/2011	$10.80	0.78	(1.11)	(0.33)	(0.77)	(0.06)	(0.83)	$ 9.64	(3.10%)
Class G1
06/30/2016	$11.68	0.06 (d)	0.33	0.39	(0.06)	-	(0.06)	$12.01	3.38% (e)
12/31/2015	$12.72	0.20 (d)	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19 (d)	0.48	0.67	(0.18)	(0.31)	(0.49)	$12.72	5.27%
12/31/2013	$10.80	0.20 (d)	2.19	2.39	(0.20)	(0.45)	(0.65)	$12.54	22.21%
12/31/2012	$ 9.67	0.18 (d)	1.21	1.39	(0.17)	(0.09)	(0.26)	$10.80	14.51%
12/31/2011	$10.83	0.76	(1.10)	(0.34)	(0.76)	(0.06)	(0.82)	$ 9.67	(3.14%)
Class L
06/30/2016	$10.38	0.06 (d)	0.29	0.35	(0.07)	-	(0.07)	$10.66	3.40% (e)
12/31/2015	$11.41	0.18 (d)	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19 (d)	0.42	0.61	(0.20)	(0.31)	(0.51)	$11.41	5.30%
12/31/2013	$ 9.69	0.07 (d)	2.04	2.11	(0.04)	(0.45)	(0.49)	$11.31	21.87%
12/31/2012	$ 8.71	0.22 (d)	1.03	1.25	(0.18)	(0.09)	(0.27)	$ 9.69	14.44%
12/31/2011 (f)	$10.00	0.80	(1.29)	(0.49)	(0.80)	-	(0.80)	$ 8.71	(4.84%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$35,858	0.47% (i)	0.45% (i)	N/A	1.24% (i)	10% (e)
12/31/2015	$33,646	0.36%	0.34%	N/A	1.70%	17% (j)
12/31/2014	$32,021	0.12%	0.12%	N/A	3.25%	15%
12/31/2013	$ 2,333	0.12%	0.12%	1.86%	1.86%	31%
12/31/2012	$ 1,455	0.12%	0.12%	1.90%	1.90%	14%
12/31/2011	$ 1,059	0.12%	0.12%	1.73%	1.73%	89%
Class G1
06/30/2016	$28,872	0.57% (i)	0.55% (i)	N/A	1.05% (i)	10% (e)
12/31/2015	$30,846	0.45%	0.44%	N/A	1.56%	17% (j)
12/31/2014	$31,556	0.22%	0.22%	N/A	1.46%	15%
12/31/2013	$28,062	0.22%	0.22%	1.64%	1.64%	31%
12/31/2012	$24,082	0.22%	0.22%	1.71%	1.71%	14%
12/31/2011	$19,711	0.22%	0.22%	1.76%	1.76%	89%
Class L
06/30/2016	$ 23	0.71% (i)	0.50% (i)	N/A	1.17% (i)	10% (e)
12/31/2015	$ 22	0.59%	0.40%	N/A	1.61%	17% (j)
12/31/2014	$ 22	0.37%	0.15%	N/A	1.65%	15%
12/31/2013	$ 17	0.37%	0.33%	0.64%	0.68%	31%
12/31/2012	$ 45	0.37%	0.26%	2.20%	2.31%	14%
12/31/2011 (f)	$ 12	0.37% (i)	0.12% (i)	1.50% (i)	1.73% (i)	89%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	Class L inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$11.79	0.07 (d)	0.31	0.38	(0.07)	-	(0.07)	$12.10	3.21% (e)
12/31/2015	$12.48	0.27 (d)	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46 (d)	0.17	0.63	(0.20)	(0.29)	(0.49)	$12.48	5.02%
12/31/2013	$10.51	0.27 (d)	2.19	2.46	(0.21)	(0.42)	(0.63)	$12.34	23.58%
12/31/2012	$ 9.35	0.41 (d)	1.01	1.42	(0.21)	(0.05)	(0.26)	$10.51	15.28%
12/31/2011 (f)	$10.00	0.11	(0.65)	(0.54)	(0.11)	-	(0.11)	$ 9.35	(5.40%) (e)
Class G1
06/30/2016	$11.79	0.05 (d)	0.32	0.37	(0.06)	-	(0.06)	$12.10	3.14% (e)
12/31/2015	$12.47	0.20 (d)	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19 (d)	0.43	0.62	(0.17)	(0.29)	(0.46)	$12.47	4.97%
12/31/2013	$10.48	0.23 (d)	2.22	2.45	(0.20)	(0.42)	(0.62)	$12.31	23.49%
12/31/2012	$ 9.31	0.22 (d)	1.18	1.40	(0.18)	(0.05)	(0.23)	$10.48	15.14%
12/31/2011 (f)	$10.00	0.15	(0.69)	(0.54)	(0.15)	-	(0.15)	$ 9.31	(5.43%) (e)
Class L
06/30/2016	$11.89	0.07 (d)	0.31	0.38	(0.07)	-	(0.07)	$12.20	3.18% (e)
12/31/2015	$12.57	0.21 (d)	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15 (d)	0.48	0.63	(0.16)	(0.29)	(0.45)	$12.57	5.07%
12/31/2013	$10.55	0.44 (d)	2.03	2.47	(0.21)	(0.42)	(0.63)	$12.39	23.55%
12/31/2012	$ 9.35	0.18 (d)	1.24	1.42	(0.17)	(0.05)	(0.22)	$10.55	15.31%
12/31/2011 (f)	$10.00	0.11	(0.65)	(0.54)	(0.11)	-	(0.11)	$ 9.35	(5.40%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$60,848	0.47% (i)	0.45% (i)	N/A	1.16% (i)	7% (e)
12/31/2015	$57,399	0.42%	0.40%	N/A	2.15%	13% (j)
12/31/2014	$13,959	0.12%	0.12%	N/A	3.68%	15%
12/31/2013	$ 335	0.12%	0.12%	2.26%	2.26%	19%
12/31/2012	$ 108	0.12%	0.12%	3.97%	3.97%	15%
12/31/2011 (f)	$ 12	0.12% (i)	0.12% (i)	1.69% (i)	1.69% (i)	9% (e)
Class G1
06/30/2016	$ 5,854	0.57% (i)	0.55% (i)	N/A	0.94% (i)	7% (e)
12/31/2015	$ 6,122	0.46%	0.44%	N/A	1.62%	13% (j)
12/31/2014	$ 5,653	0.22%	0.22%	N/A	1.48%	15%
12/31/2013	$ 4,738	0.22%	0.22%	1.93%	1.93%	19%
12/31/2012	$ 2,235	0.22%	0.22%	2.18%	2.18%	15%
12/31/2011 (f)	$ 858	0.22% (i)	0.21% (i)	6.06% (i)	6.07% (i)	9% (e)
Class L
06/30/2016	$ 18	0.74% (i)	0.46% (i)	N/A	1.12% (i)	7% (e)
12/31/2015	$ 17	0.60%	0.34%	N/A	1.64%	13% (j)
12/31/2014	$ 18	0.37%	0.17%	N/A	1.18%	15%
12/31/2013	$ 107	0.37%	0.27%	3.50%	3.61%	19%
12/31/2012	$ 14	0.37%	0.12%	1.49%	1.74%	15%
12/31/2011 (f)	$ 12	0.37% (i)	0.12% (i)	1.44% (i)	1.69% (i)	9% (e)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	The Fund's inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$11.47	0.06 (d)	0.29	0.35	(0.06)	-	(0.06)	$11.76	3.09% (e)
12/31/2015	$12.60	0.22 (d)	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41 (d)	0.18	0.59	(0.20)	(0.36)	(0.56)	$12.60	4.72%
12/31/2013	$10.79	0.10 (d)	2.46	2.56	(0.19)	(0.59)	(0.78)	$12.57	23.82%
12/31/2012	$ 9.60	0.19 (d)	1.30	1.49	(0.18)	(0.12)	(0.30)	$10.79	15.59%
12/31/2011	$10.85	0.77	(1.20)	(0.43)	(0.76)	(0.06)	(0.82)	$ 9.60	(3.96%)
Class G1
06/30/2016	$11.47	0.05 (d)	0.30	0.35	(0.05)	-	(0.05)	$11.77	3.11% (e)
12/31/2015	$12.59	0.20 (d)	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19 (d)	0.39	0.58	(0.18)	(0.36)	(0.54)	$12.59	4.58%
12/31/2013	$10.80	0.20 (d)	2.35	2.55	(0.21)	(0.59)	(0.80)	$12.55	23.68%
12/31/2012	$ 9.61	0.18 (d)	1.30	1.48	(0.17)	(0.12)	(0.29)	$10.80	15.46%
12/31/2011	$10.88	0.76	(1.21)	(0.45)	(0.76)	(0.06)	(0.82)	$ 9.61	(4.11%)
Class L
06/30/2016	$10.07	0.05 (d)	0.26	0.31	(0.06)	-	(0.06)	$10.32	3.05% (e)
12/31/2015	$11.18	0.18 (d)	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09 (d)	0.42	0.51	(0.09)	(0.36)	(0.45)	$11.18	4.58%
12/31/2013	$ 9.65	0.19 (d)	2.09	2.28	(0.22)	(0.59)	(0.81)	$11.12	23.81%
12/31/2012	$ 8.62	0.16 (d)	1.17	1.33	(0.18)	(0.12)	(0.30)	$ 9.65	15.49%
12/31/2011 (f)	$10.00	0.80	(1.37)	(0.57)	(0.80)	(0.01)	(0.81)	$ 8.62	(5.73%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$12,968	0.47% (i)	0.45% (i)	N/A	1.12% (i)	11% (e)
12/31/2015	$11,695	0.36%	0.34%	N/A	1.74%	15% (j)
12/31/2014	$10,018	0.12%	0.12%	N/A	3.17%	12%
12/31/2013	$ 672	0.12%	0.12%	0.88%	0.88%	26%
12/31/2012	$ 2,357	0.12%	0.12%	1.82%	1.82%	13%
12/31/2011	$ 1,784	0.12%	0.12%	1.63%	1.63%	76%
Class G1
06/30/2016	$14,226	0.57% (i)	0.55% (i)	N/A	0.93% (i)	11% (e)
12/31/2015	$14,883	0.45%	0.44%	N/A	1.57%	15% (j)
12/31/2014	$15,042	0.22%	0.22%	N/A	1.47%	12%
12/31/2013	$13,389	0.22%	0.22%	1.70%	1.70%	26%
12/31/2012	$10,464	0.22%	0.22%	1.74%	1.74%	13%
12/31/2011	$ 7,986	0.22%	0.22%	1.84%	1.84%	76%
Class L
06/30/2016	$ 89	0.72% (i)	0.64% (i)	N/A	0.93% (i)	11% (e)
12/31/2015	$ 17	0.60%	0.33%	N/A	1.64%	15% (j)
12/31/2014	$ 18	0.37%	0.30%	N/A	0.82%	12%
12/31/2013	$ 17	0.37%	0.12%	1.54%	1.79%	26%
12/31/2012	$ 14	0.37%	0.12%	1.50%	1.75%	13%
12/31/2011 (f)	$ 12	0.37% (i)	0.12% (i)	1.43% (i)	1.68% (i)	76%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	Class L inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$11.78	0.06 (d)	0.30	0.36	(0.06)	-	(0.06)	$12.08	3.09% (e)
12/31/2015	$12.55	0.24 (d)	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50 (d)	0.07	0.57	(0.20)	(0.26)	(0.46)	$12.55	4.54%
12/31/2013	$10.41	0.27 (d)	2.17	2.44	(0.21)	(0.20)	(0.41)	$12.44	23.49%
12/31/2012	$ 9.23	0.21 (d)	1.33	1.44	(0.19)	(0.07)	(0.26)	$10.41	15.67%
12/31/2011 (f)	$10.00	0.16	(0.77)	(0.61)	(0.16)	-	(0.16)	$ 9.23	(6.07%) (e)
Class G1
06/30/2016	$11.76	0.06 (d)	0.30	0.36	(0.06)	-	(0.06)	$12.06	3.05% (e)
12/31/2015	$12.52	0.20 (d)	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20 (d)	0.34	0.54	(0.17)	(0.26)	(0.43)	$12.52	4.34%
12/31/2013	$10.38	0.26 (d)	2.17	2.43	(0.20)	(0.20)	(0.40)	$12.41	23.46%
12/31/2012	$ 9.19	0.23 (d)	1.20	1.43	(0.17)	(0.07)	(0.24)	$10.38	15.62%
12/31/2011 (f)	$10.00	0.19	(0.81)	(0.62)	(0.19)	-	(0.19)	$ 9.19	(6.19%) (e)
Class L
06/30/2016	$11.83	0.07 (d)	0.30	0.37	(0.06)	-	(0.06)	$12.14	3.17% (e)
12/31/2015	$12.60	0.21 (d)	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20 (d)	0.37	0.57	(0.19)	(0.26)	(0.45)	$12.60	4.51%
12/31/2013	$10.43	0.21 (d)	2.24	2.45	(0.20)	(0.20)	(0.40)	$12.48	23.59%
12/31/2012	$ 9.23	0.18 (d)	1.25	1.43	(0.16)	(0.07)	(0.23)	$10.43	15.61%
12/31/2011 (f)	$10.00	0.16	(0.77)	(0.61)	(0.16)	-	(0.16)	$ 9.23	(6.07%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$13,855	0.47% (i)	0.44% (i)	N/A	1.11% (i)	5% (e)
12/31/2015	$12,130	0.39%	0.36%	N/A	1.93%	13% (j)
12/31/2014	$ 6,748	0.12%	0.12%	N/A	3.94%	17%
12/31/2013	$ 157	0.12%	0.12%	2.30%	2.30%	12%
12/31/2012	$ 47	0.12%	0.12%	2.06%	2.06%	22%
12/31/2011 (f)	$ 12	0.12% (i)	0.12% (i)	1.67% (i)	1.67% (i)	25% (e)
Class G1
06/30/2016	$ 2,169	0.57% (i)	0.54% (i)	N/A	1.01% (i)	5% (e)
12/31/2015	$ 1,895	0.46%	0.44%	N/A	1.61%	13% (j)
12/31/2014	$ 1,688	0.22%	0.22%	N/A	1.57%	17%
12/31/2013	$ 1,260	0.22%	0.22%	2.25%	2.25%	12%
12/31/2012	$ 298	0.22%	0.21%	2.31%	2.32%	22%
12/31/2011 (f)	$ 75	0.22% (i)	0.18% (i)	4.16% (i)	4.21% (i)	25% (e)
Class L
06/30/2016	$ 23	0.72% (i)	0.47% (i)	N/A	1.21% (i)	5% (e)
12/31/2015	$ 17	0.60%	0.34%	N/A	1.62%	13% (j)
12/31/2014	$ 18	0.37%	0.12%	N/A	1.55%	17%
12/31/2013	$ 17	0.37%	0.12%	1.54%	1.79%	12%
12/31/2012	$ 14	0.37%	0.12%	1.50%	1.75%	22%
12/31/2011 (f)	$ 12	0.37% (i)	0.12% (i)	1.42% (i)	1.67% (i)	25% (e)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	The Fund's inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)(c)
Class G
06/30/2016	$11.44	0.06 (d)	0.29	0.35	(0.06)	-	(0.06)	$11.73	3.07% (e)
12/31/2015	$12.48	0.24 (d)	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35 (d)	0.20	0.55	(0.21)	(0.62)	(0.83)	$12.48	4.25%
12/31/2013	$10.77	0.25 (d)	2.23	2.48	(0.22)	(0.27)	(0.49)	$12.76	23.17%
12/31/2012	$ 9.52	0.23 (d)	1.26	1.49	(0.18)	(0.06)	(0.24)	$10.77	15.73%
12/31/2011	$10.83	0.80	(1.27)	(0.47)	(0.82)	(0.02)	(0.84)	$ 9.52	(4.42%)
Class G1
06/30/2016	$11.44	0.05 (d)	0.29	0.34	(0.05)	-	(0.05)	$11.73	3.00% (e)
12/31/2015	$12.47	0.20 (d)	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20 (d)	0.32	0.52	(0.18)	(0.62)	(0.80)	$12.47	4.07%
12/31/2013	$10.76	0.21 (d)	2.25	2.46	(0.20)	(0.27)	(0.47)	$12.75	23.02%
12/31/2012	$ 9.51	0.22 (d)	1.26	1.48	(0.17)	(0.06)	(0.23)	$10.76	15.63%
12/31/2011	$10.82	0.80	(1.29)	(0.49)	(0.80)	(0.02)	(0.82)	$ 9.51	(4.59%)
Class L
06/30/2016	$10.07	0.05 (d)	0.26	0.31	(0.06)	-	(0.06)	$10.32	3.10% (e)
12/31/2015	$11.08	0.18 (d)	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18 (d)	0.31	0.49	(0.20)	(0.62)	(0.82)	$11.08	4.27%
12/31/2013	$ 9.67	0.19 (d)	2.04	2.23	(0.22)	(0.27)	(0.49)	$11.41	23.21%
12/31/2012	$ 8.56	0.16 (d)	1.19	1.35	(0.18)	(0.06)	(0.24)	$ 9.67	15.78%
12/31/2011 (f)	$10.00	0.81	(1.44)	(0.63)	(0.81)	-	(0.81)	$ 8.56	(6.33%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
06/30/2016	$2,682	0.47% (i)	0.44% (i)	N/A	1.14% (i)	12% (e)
12/31/2015	$2,118	0.37%	0.35%	N/A	1.92%	15% (j)
12/31/2014	$1,532	0.12%	0.12%	N/A	2.70%	25%
12/31/2013	$ 564	0.12%	0.12%	2.04%	2.04%	20%
12/31/2012	$ 274	0.12%	0.12%	2.25%	2.25%	18%
12/31/2011	$ 44	0.12%	0.12%	2.13%	2.13%	121%
Class G1
06/30/2016	$2,690	0.57% (i)	0.54% (i)	N/A	0.93% (i)	12% (e)
12/31/2015	$2,566	0.46%	0.44%	N/A	1.63%	15% (j)
12/31/2014	$2,126	0.22%	0.22%	N/A	1.57%	25%
12/31/2013	$1,620	0.22%	0.22%	1.79%	1.79%	20%
12/31/2012	$1,109	0.22%	0.22%	2.17%	2.17%	18%
12/31/2011	$ 399	0.22%	0.22%	1.76%	1.76%	121%
Class L
06/30/2016	$ 18	0.71% (i)	0.43% (i)	N/A	1.03% (i)	12% (e)
12/31/2015	$ 17	0.58%	0.33%	N/A	1.62%	15% (j)
12/31/2014	$ 17	0.22%	0.12%	N/A	1.56%	25%
12/31/2013	$ 17	0.37%	0.12%	1.55%	1.80%	20%
12/31/2012	$ 14	0.37%	0.12%	1.52%	1.77%	18%
12/31/2011 (f)	$ 12	0.37% (i)	0.12% (i)	1.42% (i)	1.67% (i)	121%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not annualized for periods less than one full year.
(f)	Class L inception date was January 31, 2011.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Class G, Class G1, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Class G, Class G1 and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2016

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2016:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 1, 2016	$3,893,001	$3,407,016	$3,624,868	$2,530,869
Total interest received	38,136	25,683	27,064	19,135
Purchases	2,256,735	552,468	490,825	368,476
Sales	(668,294)	(295,235)	(341,725)	(215,196)
Ending Balance, June 30, 2016	$5,519,578	$3,689,932	$3,801,032	$2,703,284
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 1, 2016	$ 843,681	$285,347	$13,350
Total interest received	6,139	2,136	98
Purchases	123,465	46,149	2,405
Sales	(127,714)	(34,397)	(2,297)
Ending Balance, June 30, 2016	$ 845,571	$299,235	$13,556
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Semi-Annual Report - June 30, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$106,592,541	$3,823,874	$(2,319,824)	$1,504,050
Great-West SecureFoundation® Lifetime 2020 Fund	74,872,289	603,359	(3,272,007)	(2,668,648)
Great-West SecureFoundation® Lifetime 2025 Fund	74,517,585	2,070,070	(2,215,495)	(145,425)
Great-West SecureFoundation® Lifetime 2030 Fund	97,732,476	781,774	(5,329,998)	(4,548,224)
Great-West SecureFoundation® Lifetime 2035 Fund	66,518,098	1,592,089	(3,330,199)	(1,738,110)
Great-West SecureFoundation® Lifetime 2040 Fund	71,779,613	366,723	(5,400,954)	(5,034,231)
Great-West SecureFoundation® Lifetime 2045 Fund	27,860,199	983,099	(1,548,520)	(565,421)
Great-West SecureFoundation® Lifetime 2050 Fund	17,123,123	123,527	(1,192,556)	(1,069,029)
Great-West SecureFoundation® Lifetime 2055 Fund	5,627,271	101,860	(337,468)	(235,608)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Funds financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract,

Semi-Annual Report - June 30, 2016

to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the administrative service fees charged by GWL&A and any compensation received from unaffiliated underlying funds.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class G, Class G1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	4,162,007	$29,417,643	$16,917,711	$5,859,253	$ (83,337)	$467,454	$ 42,036,274
Great-West International Index Fund Institutional Class	1,722,002	10,456,580	5,933,712	1,550,669	99,231	—	14,637,016
Great-West Life & Annuity Contract	5,519,578	3,893,001	2,256,735	668,294	—	38,136	5,519,578
Great-West S&P 500® Index Fund Institutional Class	2,601,720	17,412,104	8,560,021	1,614,731	529,633	322,280	24,898,465
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,164,433	7,460,815	3,548,312	1,142,097	183,299	80,688	10,654,564
Great-West S&P Small Cap 600® Index Fund Institutional Class	713,844	4,446,318	2,262,435	864,008	(15,124)	48,873	6,360,347
					$713,702	$957,431	$104,106,244

Semi-Annual Report - June 30, 2016

Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	2,783,728	$25,715,937	$4,313,781	$2,937,677	$ 18,210	$306,414	$28,115,652
Great-West International Index Fund Institutional Class	1,152,266	9,186,364	1,802,695	1,069,604	(159,609)	—	9,794,261
Great-West Life & Annuity Contract	3,689,932	3,407,016	552,468	295,235	—	25,683	3,689,932
Great-West S&P 500® Index Fund Institutional Class	1,734,130	15,331,209	2,138,670	1,287,449	(25,993)	214,627	16,595,628
Great-West S&P Mid Cap 400® Index Fund Institutional Class	776,261	6,574,754	916,695	978,197	(114,568)	53,741	7,102,786
Great-West S&P Small Cap 600® Index Fund Institutional Class	475,876	3,920,888	619,909	612,907	(91,009)	32,551	4,240,055
					$(372,969)	$633,016	$69,538,314
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	2,868,898	$27,383,825	$3,830,344	$3,409,348	$ (72,652)	$321,327	$28,975,872
Great-West International Index Fund Institutional Class	1,178,316	9,739,062	1,579,114	884,082	125,391	—	10,015,685
Great-West Life & Annuity Contract	3,801,032	3,624,868	490,825	341,725	—	27,064	3,801,032
Great-West S&P 500® Index Fund Institutional Class	1,790,973	16,257,878	2,011,701	1,133,587	412,908	222,492	17,139,614
Great-West S&P Mid Cap 400® Index Fund Institutional Class	800,212	6,965,995	874,307	829,029	193,818	55,716	7,321,936
Great-West S&P Small Cap 600® Index Fund Institutional Class	489,973	4,152,436	587,839	600,249	9,982	33,735	4,365,664
					$669,447	$660,334	$71,619,803
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	2,762,866	$25,853,369	$3,727,301	$2,712,731	$ 7,609	$309,656	$27,904,948
Great-West International Index Fund Institutional Class	1,814,177	14,806,939	1,788,925	865,196	(121,716)	—	15,420,501
Great-West Life & Annuity Contract	2,703,284	2,530,869	368,476	215,196	—	19,135	2,703,284
Great-West S&P 500® Index Fund Institutional Class	2,611,119	23,390,510	1,800,487	869,156	(37,448)	324,506	24,988,414
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,166,825	10,032,936	769,090	988,964	(119,174)	81,248	10,676,453
Great-West S&P Small Cap 600® Index Fund Institutional Class	775,941	6,493,391	617,277	664,845	(91,998)	53,420	6,913,636
					$(362,727)	$787,965	$88,607,236

Semi-Annual Report - June 30, 2016

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	1,300,368	$12,983,377	$1,924,944	$2,253,706	$ 26,625	$146,906	$13,133,714
Great-West International Index Fund Institutional Class	1,511,298	13,010,728	1,576,064	1,232,525	128,935	—	12,846,033
Great-West Life & Annuity Contract	845,571	843,681	123,465	127,714	—	6,139	845,571
Great-West S&P 500® Index Fund Institutional Class	2,050,770	19,504,861	1,284,260	1,086,629	557,875	254,898	19,625,870
Great-West S&P Mid Cap 400® Index Fund Institutional Class	916,651	8,361,441	546,883	873,429	232,984	63,807	8,387,362
Great-West S&P Small Cap 600® Index Fund Institutional Class	658,471	5,852,344	499,748	819,053	(15,904)	45,291	5,866,973
					$930,515	$517,041	$60,705,523
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	865,316	$ 8,255,695	$1,321,119	$1,167,370	$ 921	$ 97,961	$ 8,739,690
Great-West International Index Fund Institutional Class	1,751,804	14,410,643	1,570,433	762,906	(107,547)	—	14,890,336
Great-West Life & Annuity Contract	299,235	285,347	46,149	34,397	—	2,136	299,235
Great-West S&P 500® Index Fund Institutional Class	2,254,833	20,497,345	1,319,218	775,391	(15,266)	280,506	21,578,748
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,009,467	8,782,746	462,794	720,858	(77,088)	70,278	9,236,624
Great-West S&P Small Cap 600® Index Fund Institutional Class	780,594	6,599,683	521,877	616,369	(76,413)	53,682	6,955,091
					$(275,393)	$504,563	$61,699,724
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	260,424	$2,569,057	$473,381	$507,806	$ 5,434	$ 29,672	$ 2,630,281
Great-West International Index Fund Institutional Class	763,465	6,406,215	901,063	548,471	83,726	—	6,489,449
Great-West Life & Annuity Contract	13,556	13,350	2,405	2,297	—	98	13,556
Great-West S&P 500® Index Fund Institutional Class	931,977	8,661,072	696,140	413,840	242,140	115,981	8,919,024
Great-West S&P Mid Cap 400® Index Fund Institutional Class	416,863	3,708,167	262,767	311,680	109,889	29,033	3,814,292
Great-West S&P Small Cap 600® Index Fund Institutional Class	345,951	2,995,056	302,833	340,423	42,075	23,805	3,082,428
					$483,264	$198,589	$24,949,030

Semi-Annual Report - June 30, 2016

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	136,569	$1,208,235	$313,469	$191,756	$ 452	$ 15,043	$ 1,379,352
Great-West International Index Fund Institutional Class	463,832	3,482,969	728,717	197,969	(27,423)	—	3,942,577
Great-West S&P 500® Index Fund Institutional Class	535,099	4,474,473	636,318	112,252	102	66,527	5,120,893
Great-West S&P Mid Cap 400® Index Fund Institutional Class	240,318	1,916,470	228,322	104,242	(11,733)	16,684	2,198,908
Great-West S&P Small Cap 600® Index Fund Institutional Class	213,735	1,655,195	253,953	121,605	(16,251)	14,642	1,904,380
					$(54,853)	$112,896	$14,546,110
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Bond Index Fund Institutional Class	42,987	$ 382,245	$126,093	$ 89,200	$ 650	$ 4,749	$ 434,174
Great-West International Index Fund Institutional Class	159,830	1,189,031	355,535	159,019	(6,836)	—	1,358,553
Great-West S&P 500® Index Fund Institutional Class	174,644	1,456,304	313,950	104,532	34,102	21,732	1,671,343
Great-West S&P Mid Cap 400® Index Fund Institutional Class	78,448	624,047	114,774	59,661	8,963	5,445	717,796
Great-West S&P Small Cap 600® Index Fund Institutional Class	74,483	576,033	125,222	78,732	(6,142)	5,098	663,642
					$30,737	$37,024	$4,845,508
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$41,016,680	$13,081,074
Great-West SecureFoundation® Lifetime 2020 Fund	10,839,880	7,245,759
Great-West SecureFoundation® Lifetime 2025 Fund	9,831,832	8,334,294
Great-West SecureFoundation® Lifetime 2030 Fund	9,627,131	6,477,529
Great-West SecureFoundation® Lifetime 2035 Fund	6,421,973	7,992,587
Great-West SecureFoundation® Lifetime 2040 Fund	5,717,035	4,310,863
Great-West SecureFoundation® Lifetime 2045 Fund	2,900,919	2,942,166
Great-West SecureFoundation® Lifetime 2050 Fund	2,394,388	810,562
Great-West SecureFoundation® Lifetime 2055 Fund	1,152,598	605,933

Semi-Annual Report - June 30, 2016

4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Lifetime 2015 Fund, Great-West SecureFoundation Lifetime 2020 Fund, Great-West SecureFoundation Lifetime 2025 Fund, Great-West SecureFoundation Lifetime 2030 Fund, Great-West SecureFoundation Lifetime 2035 Fund, Great-West SecureFoundation Lifetime 2040 Fund, Great-West SecureFoundation Lifetime 2045 Fund, Great-West SecureFoundation Lifetime 2050 Fund and Great-West SecureFoundation Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss Fund management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Class G Shares of each Fund as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included, to the extent applicable, returns for the one-, three- and five-year periods ended December 31, 2015. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
With respect to the Great-West SecureFoundation Lifetime 2015 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2015, respectively (the first quartile being the best performers and the fourth quartile being the worst performers).
With respect to the Great-West SecureFoundation Lifetime 2020 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2015, the Board noted that the Fund was in the first quartile of its peer group for the one- and three-year periods ended December 31, 2015.
With respect to the Great-West SecureFoundation Lifetime 2025 Fund, the Board noted that the Fund was in the first, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2015, respectively. However, the Board noted that the Fund underperformed its benchmark index for the same periods.
With respect to the Great-West SecureFoundation Lifetime 2030 Fund, although the Fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2015, the Board noted that the Fund was in the second quartile of its peer group for the same periods.
With respect to the Great-West SecureFoundation Lifetime 2035 Fund, the Board noted that the Fund was in the second quartile of its peer group for the one-, three- and five-year periods ended December 31, 2015. However, the Board noted that the Fund underperformed its benchmark index for the same periods.

With respect to the Great-West SecureFoundation Lifetime 2040 Fund, the Board noted that the Fund was in the second quartile of its peer group for the one- and three-year periods ended December 31, 2015. However, the Board noted that the Fund underperformed its benchmark index for the same periods.
With respect to the Great-West SecureFoundation Lifetime 2045 Fund, the Board noted that the Fund was in the third, second and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2015, respectively. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods.
With respect to the Great-West SecureFoundation Lifetime 2050 Fund, the Board noted that the Fund was in the third quartile of its peer group for the one- and three-year periods ended December 31, 2015 and that the Fund underperformed its benchmark index for the same periods. The Board considered GWCM’s representation that underperformance was due to the overweight allocation to international equity.
With respect to the Great-West SecureFoundation Lifetime 2055 Fund, the Board noted that the Fund was in the fourth quartile of its peer group for the one-, three- and five-year periods ended December 31, 2015. In addition, the Board noted that the Fund underperformed its benchmark index for the same periods. The Board considered GWCM’s representation that underperformance was due to the overweight allocation to international equity.
The Board determined that it was satisfied with the investment performance of the Funds.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Class G Shares, the Board considered the fees payable by and the total expense ratios of a peer group funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s Contractual Management Fee and total expense ratio in comparison to the average and median contractual management fees and expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Great-West SecureFoundation Lifetime 2015 Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer universe of funds, the Fund’s total expense ratio was the lowest in its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2020 Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer universe of funds and was the lowest in its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2025 Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group, the Fund’s total annual operating expense ratio was lower than the average and the same as the median total annual operating expense ratio of its peer universe of funds and was the lowest in the peer group.

The Board noted that, although the Great-West SecureFoundation Lifetime 2030 Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group, the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer universe of funds and was the lowest in its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2035 Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group, the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer universe and the lowest in its peer group.
The Board noted that, although the Great-West SecureFoundation Lifetime 2040 Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group and the Fund’s total annual operating expense ratio was higher than the average and the median total annual operating expense ratio of its peer universe of funds, the Fund’s total expense ratio was the lowest of its peer group.
For the Great-West SecureFoundation Lifetime 2045 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management were greater than the average and median contractual management fee of its peer group of funds and the Fund’s total annual operating expense ratio was greater than the median total annual operating expense ratio of its peer universe of funds, the Fund’s total annual operating expense ratio was lower than the average of its peer universe and the lowest in its peer group.
For the Great-West SecureFoundation Lifetime 2050 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer universe of funds and was the lowest in its peer group.
For the Great-West SecureFoundation Lifetime 2055 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management were greater than the average and median contractual management fee of its peer group and the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer universe of funds, the Fund’s expense ratio was the lowest in its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Funds.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
  (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
  (3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016